Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of comprehensive loss
Loss for the year	€ (189,295)	€ (146,253)	€ (239,751)
Items that may be subsequently reclassified to profit or loss
- Currency translation differences, net of tax	(9,451)	4,109	(1,616)
Items that will not be subsequently reclassified to profit or loss
- Employee benefit obligations: change in value resulting from actuarial gains/(losses), net of tax	52	(1,251)	1,813
Total comprehensive loss for the year	(198,694)	(143,395)	(239,554)
Attributable to:
- Owners of the Company	(173,217)	(126,741)	(218,040)
- Non-controlling interests	€ (25,477)	€ (16,654)	€ (21,514)